Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,272,471.04
Previously Paid Amount	0.00
Total Fee Amount	451.93
Total Offset Amount	0.00
Net Fee	$ 451.93
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A